Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Financial Instruments Measured at Fair Value on Recurring Basis
The following table sets forth the financial instruments measured or disclosed at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2019 and 2020:

As of December 31, 2019
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Cash equivalents (i)	—	—	—	—
Short-term investments (ii)	108,476	2,111,055	—	2,219,531

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Cash equivalents (i)	401,269	—	—	401,269
Short-term investments (ii)	—	1,206,539	—	1,206,539

(i)
Cash equivalents mainly consist of time deposits with original maturities of three months or less and highly liquid investments that are readily convertible to known amounts of cash. The fair values of cash equivalents are determined based on the pervasive interest rates in the market. The Company classifies the valuation techniques that use the pervasive interest rates input as Level 1 of fair value measurements.

(ii)
Short-term investments represented the investments issued by commercial banks and financial institution with a variable interest rate indexed to the performance of underlying assets within one year. For the instruments whose fair value is provided by banks at the end of each period, the Company classifies the valuation techniques that use these inputs as Level 1 of fair value measurements. For the instruments whose fair values are estimated based on quoted prices of similar products provided by banks at the end of each period, the Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.